Employee Benefits, Net Liability and Net Period Cost for Employee Benefit (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)
Disclosure of net defined benefit liability [abstract]
Liabilities	$ 203,386,684	$ 167,152,441		$ 11,320
Net period cost (benefit) [abstract]
Net period cost (benefit)	21,444,882	18,232,542	$ 16,971,936
Mexico [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	185,512,908	145,277,743
Net period cost (benefit) [abstract]
Net period cost (benefit)	18,469,482	16,074,164	14,601,940
Puerto Rico [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	4,446,433	6,954,741
Net period cost (benefit) [abstract]
Net period cost (benefit)	508,862	535,051	170,389
Brazil [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	4,586,624	5,411,258
Net period cost (benefit) [abstract]
Net period cost (benefit)	165,103	(228,547)	369,624
Europe [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	7,921,323	8,578,927
Net period cost (benefit) [abstract]
Net period cost (benefit)	2,190,588	1,755,407	1,750,101
Ecuador [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	646,490	654,465
Net period cost (benefit) [abstract]
Net period cost (benefit)	71,135	65,123	40,498
El Salvador [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	167,556	165,653
Net period cost (benefit) [abstract]
Net period cost (benefit)	20,332	16,430	15,190
Nicaragua [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	74,063	71,266
Net period cost (benefit) [abstract]
Net period cost (benefit)	13,092	13,387	10,937
Honduras [Member]
Disclosure of net defined benefit liability [abstract]
Liabilities	31,287	38,388
Net period cost (benefit) [abstract]
Net period cost (benefit)	$ 6,288	$ 1,527	$ 13,257